Deferred Revenue - Deferred cloud-based connectivity and basic IoT services related revenue, Membership, SaaS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Revenue
Beginning balances	$ 7,308
Ending balances	7,902	$ 7,308
Cloud-based connectivity and basic IoT services
Deferred Revenue
Beginning balances	1,122	1,375	$ 2,669
Deferral of revenue	1,123	984	872
Recognition of deferred revenue	(968)	(1,237)	(2,166)
Ending balances	1,277	1,122	1,375
Membership
Deferred Revenue
Beginning balances		672	3,473
Deferral of revenue		179	2,442
Recognition of deferred revenue		(851)	(5,243)
Ending balances			672
SaaS
Deferred Revenue
Beginning balances	6,186	5,168	3,971
Deferral of revenue	24,498	19,402	11,779
Recognition of deferred revenue	(24,059)	(18,384)	(10,582)
Ending balances	$ 6,625	$ 6,186	$ 5,168